Pensions and Post Retirement Benefits - Pension and post retirement benefit expenses recognized (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pensions and Post Retirement Benefits
Employee benefits	$ 507.2	$ 462.2
Pension and post retirement benefit expenses
Pensions and Post Retirement Benefits
Defined benefit pension plan expense	20.3	25.8
Defined contribution pension plan expense	62.2	57.8
Defined benefit post retirement plan expense	5.0	2.0
Employee benefits	$ 87.5	$ 85.6